Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 11,687,762	¥ 11,872,564
Non-current assets	19,088,105	17,901,586
Total assets	30,775,867	29,774,150	¥ 24,670,067
Current liabilities	8,615,157	8,323,492
Non-current liabilities	9,532,888	8,444,786
Total liabilities	18,148,045	16,768,278
Total equity	12,627,822	13,005,872	11,502,291	¥ 10,772,546
Sales revenue	21,688,767	20,428,802	16,907,725
Profit for the year	903,034	1,182,590	717,309
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	2,050,076	2,082,922
Non-current assets	2,813,586	2,451,751
Total assets	4,863,662	4,534,673
Current liabilities	1,575,802	1,383,033
Non-current liabilities	502,367	705,870
Total liabilities	2,078,169	2,088,903
Total equity	2,785,493	2,445,770
Sales revenue	4,623,427	4,614,619	3,999,462
Profit for the year	104,021	53,285	(33,265)
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	46,092	72,203
Non-current assets	18,217	24,867
Total assets	64,309	97,070
Current liabilities	19,386	29,538
Non-current liabilities	1,919	3,542
Total liabilities	21,305	33,080
Total equity	43,004	63,990
Sales revenue	153,727	178,964	189,332
Profit for the year	12,978	12,744	10,038
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,971,257	1,988,023
Non-current assets	2,770,810	2,400,612
Total assets	4,742,067	4,388,635
Current liabilities	1,549,786	1,348,062
Non-current liabilities	499,907	701,643
Total liabilities	2,049,693	2,049,705
Total equity	2,692,374	2,338,930
Sales revenue	4,451,855	4,425,320	3,800,943
Profit for the year	87,996	38,348	(45,204)
Affiliates [member] | Power products and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	32,727	22,696
Non-current assets	24,559	26,272
Total assets	57,286	48,968
Current liabilities	6,630	5,433
Non-current liabilities	541	685
Total liabilities	7,171	6,118
Total equity	50,115	42,850
Sales revenue	17,845	10,335	9,187
Profit for the year	3,047	2,193	1,901
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,308,190	1,587,223
Non-current assets	818,072	884,808
Total assets	2,126,262	2,472,031
Current liabilities	1,202,957	1,348,973
Non-current liabilities	153,497	147,481
Total liabilities	1,356,454	1,496,454
Total equity	769,808	975,577
Sales revenue	3,909,385	5,111,037	5,437,401
Profit for the year	(29,396)	168,972	399,664
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	383,566	376,630
Non-current assets	185,883	201,692
Total assets	569,449	578,322
Current liabilities	326,185	320,335
Non-current liabilities	71,439	72,977
Total liabilities	397,624	393,312
Total equity	171,825	185,010
Sales revenue	1,181,238	1,103,578	1,071,031
Profit for the year	108,842	100,242	93,766
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	919,732	1,206,741
Non-current assets	631,036	682,236
Total assets	1,550,768	1,888,977
Current liabilities	874,653	1,026,763
Non-current liabilities	78,792	72,063
Total liabilities	953,445	1,098,826
Total equity	597,323	790,151
Sales revenue	2,723,204	4,003,276	4,360,348
Profit for the year	(139,636)	67,056	304,119
Joint ventures [member] | Power products and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	4,892	3,852
Non-current assets	1,153	880
Total assets	6,045	4,732
Current liabilities	2,119	1,875
Non-current liabilities	3,266	2,441
Total liabilities	5,385	4,316
Total equity	660	416
Sales revenue	4,943	4,183	6,022
Profit for the year	¥ 1,398	¥ 1,674	¥ 1,779